Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net earnings (loss)	$ (60)	$ 2,946
Depreciation	834	620
Amortization of intangibles	252	144
Deferred tax expense	(524)	(231)
Accrued pension		(145)
Stock-based compensation	254	161
Warrant issuance expense		92
Common stock issuance expense		140
Non-cash expense (income) from discontinued operations	1,815	(650)
Changes in current operating assets and liabilities
Accounts receivable, net	(381)	1,740
Inventories	(3,775)	1,502
Prepaid expenses and other current assets	88	(127)
Income taxes	1,120	(2,782)
Accounts payable and accrued liabilities	2,316	(39)
Discontinued operations assets and liabilities, net	(341)	(62)
Net cash provided by operating activities	1,598	3,309
Investing Activities
Additions to property, plant and equipment	(1,361)	(1,680)
Acquisition of subsidiaries and related assets, net of cash acquired	(7,830)	(832)
Note receivable	(300)
Proceeds from sale of assets of discontinued operations		202
Net cash used in investing activities	(9,491)	(2,310)
Financing activities
Increase (decrease) in bank overdrafts	(531)
Increase (decrease) in revolving credit facilities	3,034	(1,025)
Increase in long-term debt	10,038
Repayment of long-term debt and capital lease obligations	(3,786)	(768)
Repayment of advances from limited partners of a shareholder		(150)
Issuance of warrants		12
Transaction costs		(108)
Net cash provided by (used in) financing activities	8,755	(2,039)
Increase (decrease) in cash and cash equivalents	862	(1,040)
Effect of foreign exchange on cash and cash equivalents	20	(4)
Cash and cash equivalents
Beginning of year	516	1,560
End of year	$ 1,398	$ 516